Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related-party Transactions [Abstract]
Summary of Name and Relationship of Related Parties
(b)
Names and relationship of related parties

Name of related party	Relationship with the Company
Chun-Kai, Wang	Key management of the Company
Chung-Han, Hsieh	Key management of the Company
Hsu, Te-Yung	Director of the Company

Schedule of Significant Transactions with Related Parties
(c)
Significant transactions with related parties
1.
Other payables to related parties

Account	Relationship	December 31, 2025	December 31, 2024
Other payables	Key management	$2,319	10,332

Other payables represent amounts advanced by related parties on behalf of the Company for various operating expenses.

2.
Borrowings from related parties

Account	Relationship	December 31, 2025	December 31, 2024
Other payables	Key management	$1,834,920	1,713,058

Borrowings from related parties are generally interest-free and repayable within one year.

3.
SAFE agreements

Account	Relationship	December 31, 2025	December 31, 2024
Other payables	Director of the Company	$628,085	—

Schedule of Key Management Personnel Compensation

	2025	2024	2023
Short-term employee benefits	$765,797	704,698	560,602
Post-employment benefits	39,545	25,052	18,136
Share-based payments	8,091,851	—	—
Total	$8,897,193	729,750	578,738